Document and Entity Information	Apr. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2024
Entity File Number	000-12896
Entity Registrant Name	OLD POINT FINANCIAL CORPORATION
Entity Central Index Key	0000740971
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1265373
Entity Address, Address Line One	101 East Queen Street
Entity Address, City or Town	Hampton
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23669
City Area Code	757
Local Phone Number	728-1200
Title of 12(b) Security	Common Stock, $5.00 par value
Trading Symbol	OPOF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false